Other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other current assets [Abstract]
Summary of other current assets

	2020	2019
	(in € millions)
Content assets	92	24
Prepaid expenses and other	47	36
Derivative assets	12	8
	151	68